      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 17, 2006


                                                     REGISTRATION NOS. 33-21677;
                                                                        811-5547

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No. / -- /
                      Post-Effective Amendment No. 55 / X /

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 58 / X /

                                  LAUDUS TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 P. O. BOX 8032
                                BOSTON, MA 02266
               (Address of Principal Executive Offices) (Zip code)

                                  888.517.9900
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:              Copies to:
--------------------------------------              ----------
JANA D. THOMPSON                                    THOMAS S. HARMAN, ESQ.
Charles Schwab Investment Management, Inc.          Morgan, Lewis & Bockius LLP
101 Montgomery Street                               1111 Pennsylvania Avenue, NW
San Francisco, CA 94104                             Washington, D.C. 20004

Approximate Date of Proposed Public Offering:  Continuous.

--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box):


/ / Immediately upon filing pursuant to paragraph (b)



/X/ On April 14, 2006 pursuant to paragraph (b)


/ / 60 days after filing pursuant to paragraph (a)(1)

/ / On (date) pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / On (date) pursuant to paragraph (a)(2) of Rule 485


/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

The Trust's Prospectus relating to the Laudus Rosenberg International Discovery Fund is hereby incorporated by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950134-05-023736) on December 22, 2005.



The Trust's Statement of Additional Information relating to the Laudus Rosenberg International Discovery Fund is herein incorporated by reference to the Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950134-05-023736) on December 22, 2005.

PART C      OTHER INFORMATION
            LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND ONLY

ITEM  23.         EXHIBITS.
---------------------------
         (a)      (1)      Second Amended and Restated Agreement and Declaration of Trust of the Registrant --
                           incorporated by reference to Post-Effective Amendment No. 45 to the Registration
                           Statement filed on July 31, 2003;

                  (2)      Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust of
                           the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the
                           Registration Statement filed on July 31, 2003;

                  (3)      Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust of
                           the Registrant -- incorporated by reference to Post-Effective Amendment No. 24 to the
                           Registration Statement filed on May 28, 1999;

                  (4)      Amendment No. 3 to the Second Amended and Restated Agreement and Declaration of Trust
                           of the Registrant -- incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on July 28, 2000;

                  (5)      Amendment No. 4 to the Second Amended and Restated Agreement and Declaration of Trust
                           of the Registrant -- incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

                  (6)      Amendment No. 5 to the Second Amended and Restated Agreement and Declaration of Trust
                           of the Registrant -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001;

                  (7)      Amendment No. 6 to the Second Amended and Restated Agreement and Declaration of Trust
                           of the Registrant -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

                  (8)      Amendment No. 7 to the Second Amended and Restated Agreement and Declaration of Trust
                           of the Registrant -- incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed on March 28, 2002;

                  (9)      Amendment No. 8 to the Second Amended and Restated Agreement and Declaration of Trust
                           of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

                  (10)     Amendment No. 9 to the Second Amended and Restated Agreement and Declaration of Trust
                           of the Registrant -- incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement filed on July 29, 2004;

                  (11)     Amendment No. 10 to the Second Amended and Restated Agreement and Declaration of Trust
                           of the Registrant -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;

                  (12)     Amendment No. 11 to the Second Amended and Restated Agreement and Declaration of Trust
                           of the Registrant -- incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement filed on July 29, 2004;

         (b)      By-Laws of the Registrant -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on July 31, 2003;

         (c)      Reference is made to Article 5 of the Second Amended and Restated Agreement and Declaration of
                  Trust of the Registrant;

         (d)      (1)      Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S.
                           Small Capitalization Fund and Charles Schwab Investment Management, Inc. --
                           incorporated by reference to Post-Effective Amendment No. 46 to the Registration
                           Statement filed on March 12, 2004;

                  (2)      Management Contract between the Registrant on behalf of its Laudus Rosenberg
                           International Small Capitalization Fund and Charles Schwab Investment Management, Inc.
                           -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration
                           Statement filed on March 12, 2004;

                  (3)      Management Contract between the Registrant on behalf of its Laudus Rosenberg Value
                           Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on
                           March 12, 2004;

                  (4)      Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S.
                           Large/Mid Capitalization Long/Short Equity Fund and Charles Schwab Investment
                           Management, Inc. --

                           incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement
                           filed on March 12, 2004;

                  (5)      Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S.
                           Large Capitalization Growth Fund and Charles Schwab Investment Management, Inc. --
                           incorporated by reference to Post-Effective Amendment No. 46 to the Registration
                           Statement filed on March 12, 2004;

                  (6)      Management Contract between the Registrant on behalf of its Laudus Rosenberg
                           International Equity Fund and Charles Schwab Investment Management, Inc. --
                           incorporated by reference to Post-Effective Amendment No. 46 to the Registration
                           Statement filed on March 12, 2004;

                  (7)      Management Contract between the Registrant on behalf of its Laudus Rosenberg Global
                           Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on
                           March 12, 2004;

                  (8)      Management Contract between the Registrant on behalf of its Laudus Rosenberg U. S.
                           Discovery Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on
                           March 12, 2004;

                  (9)      Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S.
                           Large Capitalization Fund and Charles Schwab Investment Management, Inc. --
                           incorporated by reference to Post-Effective Amendment No. 46 to the Registration
                           Statement filed on March 12, 2004;

                  (10)     Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S.
                           Long/Short Equity Fund and Charles Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement filed on
                           March 12, 2004;

                  (11)     Form of Management Contract between the Registrant on behalf of its Laudus Rosenberg
                           U.S. Large Capitalization Value Fund and Charles Schwab Investment Management, Inc. --
                           incorporated by reference to Post-Effective Amendment No. 47 to the Registration
                           statement filed on May 27, 2004;

                  (12)     Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S.
                           Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg

                           Investment Management LLC -- incorporated by reference to Post-Effective
                           Amendment No. 46 to the Registration Statement filed on March 12, 2004;

                  (13)     Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg
                           International Small Capitalization Fund, Charles Schwab Investment Management, Inc.
                           and AXA Rosenberg Investment Management LLC -- incorporated by reference to
                           Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

                  (14)     Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg Value
                           Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg
                           Investment Management LLC -- incorporated by reference to Post-Effective Amendment No.
                           46 to the Registration Statement filed on March 12, 2004;

                  (15)     Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S.
                           Large/Mid Capitalization Long/Short Equity Fund, Charles Schwab Investment Management,
                           Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to
                           Post-Effective Amendment No. 46 to the Registration Statement filed on March 12, 2004;

                  (16)     Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S.
                           Large Capitalization Growth Fund, Charles Schwab Investment Management, Inc. and AXA
                           Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective
                           Amendment No. 46 to the Registration Statement filed on March 12, 2004;

                  (17)     Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg
                           International Equity Fund, Charles Schwab Investment Management, Inc. and AXA
                           Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective
                           Amendment No. 46 to the Registration Statement filed on March 12, 2004;

                  (18)     Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg Global
                           Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg
                           Investment Management LLC -- incorporated by reference to Post-Effective Amendment No.
                           46 to the Registration Statement filed on March 12, 2004;

                  (19)     Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U. S.
                           Discovery Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg
                           Investment Management LLC -- incorporated by reference to Post-Effective Amendment No.
                           46 to the Registration Statement filed on March 12, 2004;

                  (20)     Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S.
                           Large Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA
                           Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective
                           Amendment No. 46 to the Registration Statement filed on March 12, 2004;

                  (21)     Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S.
                           Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg
                           Investment Management LLC -- incorporated by reference to Post-Effective Amendment No.
                           46 to the Registration Statement filed on March 12, 2004;

                  (22)     Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S.
                           Large Capitalization Value Fund, Charles Schwab Investment Management, Inc. and AXA
                           Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective
                           Amendment No. 53 to the Registration Statement filed on December 22, 2005;

         (e)      (1)      Further Amended and Restated Distributor's Contract between the Registrant and Barr
                           Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective
                           Amendment No. 40 to the Registration Statement filed on January 16, 2002;

                  (2)      Amendment to Further Amended and Restated Distributor's Contract between the
                           Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to
                           Post-Effective Amendment No. 40 to the Registration Statement filed on January 16,
                           2002;

         (f)      None;

         (g)      (1)      Custody Agreement between the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on
                           July 31, 2003;

                  (2)      Custody Agreement between the Registrant and State Street Bank and Trust Company --
                           incorporated by reference to Post-Effective

                           Amendment No. 38 to the Registration Statement filed on July 11, 2001;

                  (3)      Appendix A to the Custodian Agreement between the Registrant and State Street Bank and
                           Trust Company -- incorporated by reference to Post-Effective Amendment No. 47 to the
                           Registration Statement filed on May 27, 2004;

                  (4)      Schedule of remuneration to Custody Agreement between the Registrant and Custodial
                           Trust Company -- incorporated by reference to Post-Effective Amendment No. 45 to the
                           Registration Statement filed on July 31, 2003;

         (h)      (1)      Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. --
                           incorporated by reference to Post- Effective Amendment No. 44 to the Registration
                           Statement filed on May 30, 2003;
                  (2)      Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant on behalf of the Funds -- incorporated by reference to Post-Effective
                           Amendment No. 46 to the Registration Statement filed on March 12, 2004;

                  (3)      Schedule A to the Expense Limitation Agreement between Charles Schwab Investment
                           Management, Inc. and the Registrant -- incorporated by reference to Post-Effective
                           Amendment No. 47 to the Registration Statement filed on May 27, 2004;

                  (4)      Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. --
                           incorporated by reference to Post- Effective Amendment No. 44 to the Registration
                           Statement filed on May 30, 2003;

                  (5)      Schedule A to the Administration Agreement between the Registrant and BISYS Fund
                           Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed on May 27, 2004;

                  (6)      Amendment to Amended and Restated Administration Agreement between Registrant and
                           BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective
                           Amendment No. 50 to the Registration Statement filed on May 27, 2005;

                  (7)      Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. --
                           incorporated by reference to Post-Effective Amendment No. 44 to the Registration
                           Statement filed on May 30, 2003;

         (i) Opinion and Consent of Counsel -- to be filed by later amendment;

         (j) Consent of Independent Registered Public Accounting Firm -- to be filed by later amendment;

         (k)      None;

         (l)      Investment letter regarding initial capital -- incorporated by reference to Post-Effective
                  Amendment No. 45 to the Registration Statement filed on July 31, 2003;

         (m)      Further Amended and Restated Multi-Class Plan -- incorporated by reference to Post-Effective
                  Amendment No. 52 to the Registration Statement filed on July 29, 2005;

         (n)      (1)      Code of Ethics of the Registrant and Charles Schwab Investment Management, Inc.,
                           investment adviser to the Funds -- incorporated by reference to Post-Effective
                           Amendment No. 50 to the Registration Statement filed on May 27, 2005;

                  (2)      Code of Ethics of AXA Rosenberg Investment Management LLC, investment subadviser to the Funds -- incorporated by reference to Post-Effective Amendment No. 50 to the
                           Registration Statement filed on May 27, 2005;

                  (3)      Code of Ethics of BISYS Fund Services Ohio, Inc., affiliate of principal underwriter to the Funds -- incorporated by reference to Post-Effective Amendment No. 50 to the
                           Registration Statement filed on May 27, 2005;

         (o)      (1)      Power of Attorney of Nils H. Hakansson -- incorporated by reference to Post-Effective
                           Amendment No. 52 to the Registration Statement filed on July 29, 2005;

                  (2)      Power of Attorney of Mariann Byerwalter -- incorporated by reference to Post-Effective
                           Amendment No. 46 to the Registration Statement filed on March 12, 2004;

                  (3)      Power of Attorney of Jeffrey M. Lyons -- incorporated by reference to Post-Effective
                           Amendment No. 46 to the Registration Statement filed on March 12, 2004;

                  (4)      Power of Attorney of William A. Hasler -- incorporated by reference to Post-Effective
                           Amendment No. 46 to the Registration Statement filed on March 12, 2004;

                  (5)      Power of Attorney of Troy Sheets -- incorporated by reference to Post-Effective
                           Amendment No. 49 to the Registration Statement filed on July 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      The Board of Trustees of the Registrant is identical to that of the Laudus Variable Insurance Trust and similar to the Board of Trustees of other Funds advised by Charles Schwab Investment Management, Inc. However, the officers of the Fund are different. That fact, together with the fact that the power residing in the respective boards and officers arises as the result of an official position with the Fund, leads the Registrant to take the position that it is not under common control with these other Funds.

ITEM 25. INDEMNIFICATION.

(a)   Indemnification

      Article VIII of the Registrant's Second Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

                                  ARTICLE VIII

                                 Indemnification

      SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

      SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

      SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

      SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder."

(b)   Summary of Indemnification Provisions

      The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action, suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.

      Any shareholder held personally liable solely by reason of having been a shareholder shall be entitled to be held harmless from and indemnified against all loss or expense arising from such liability.

(c)   Insurance

      The Trust maintains Professional Liability Insurance for each of its directors and officers. The Trust's policy is carried by the American International Specialty Lines Insurance Company and insures each director and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $3,000,000.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

      The Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989, also serves as the investment manager to the Laudus Variable Insurance Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to the Registrant and the Laudus Variable Insurance Trust and an investment adviser to certain non-investment company clients.

      The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

NAME AND POSITION                                                      CONNECTION WITH
WITH ADVISER                     NAME OF COMPANY                       OTHER COMPANY
------------                     ---------------                       -------------
Charles R. Schwab                Charles Schwab & Co., Inc.            Chairman
Chairman
                                 The Charles Schwab Bank, N.A.         Chairman, Director

                                 The Charles Schwab Corporation        Chairman; Chief Executive Officer
                                 Schwab Holdings, Inc.                 Chief Executive Officer
                                 Schwab International Holdings, Inc.   Chairman and Chief Executive Officer
                                 Schwab (SIS) Holdings, Inc.           Chairman and Chief Executive Officer

                                 Charles Schwab Holdings (UK)          Chairman
                                 All Kinds of Minds                    Director
                                 Charles and Helen Schwab Foundation   Director
                                 United States Trust Company of New    Chairman, Director
                                 York
                                 U.S. Trust Corporation                Chairman, Director
                                 Stanford University                   Trustee
                                 The Gap, Inc.                         Director until May 2004
                                 Xign, Inc.                            Director until June 2003
                                 Schwab Funds                          Trustee and Chairman

Evelyn S. Dilsaver               Charles Schwab & Co., Inc.            Executive Vice President. From June
Director, President and Chief                                          2003 to July 2004, Ms. Dilsaver was
Executive Officer                                                      Senior Vice President of the Asset

                                                                       Management Products and Services
                                                                       Enterprise, with responsibility
                                                                       for product development and
                                                                       distribution. Prior to this,
                                                                       Ms. Dilsaver was Executive
                                                                       Vice President of U.S. Trust, a
                                                                       subsidiary of The Charles Schwab
                                                                       Corporation, as its chief financial
                                                                       officer and chief administrative
                                                                       officer.

                                 Schwab Funds                          President and Chief Executive

NAME AND POSITION                                                      CONNECTION WITH
WITH ADVISER                     NAME OF COMPANY                       OTHER COMPANY
------------                     ---------------                       -------------
                                                                       Officer

Koji Felton                      Schwab Funds                          Secretary and Chief Legal Officer
Senior Vice President, Chief
Counsel and Assistant
Corporate Secretary

George Pereira                   Schwab Funds                          Treasurer and Chief Financial Officer
Senior Vice President and
Chief Financial Officer

Stephen B. Ward                  The Charles Schwab Trust Company      Chief Investment Officer
Director, Senior Vice
President and Chief Investment
Officer

                                 Schwab Funds                          Senior Vice President and Chief
                                                                       Investment Officer

Jeffrey M. Mortimer              Laudus Trust and Laudus Variable      Vice President and Chief Investment
Senior Vice President and        Insurance Trust                       Officer
Chief Investment Officer,
Equities
                                 Schwab Funds                          Senior Vice President and Chief
                                                                       Investment Officer

Randall Fillmore                 Schwab Funds                          Chief Compliance Officer
Senior Vice President and
Chief Compliance Officer

                                 Laudus Trust and Laudus Variable      Chief Compliance Officer
                                 Insurance Trust

Kimon P. Daifotis                Schwab Funds                          Senior Vice President and Chief
Senior Vice President and                                              Investment Officer
Chief Investment Officer,
Fixed Income

Jana D. Thompson                 Charles Schwab & Co., Inc.            Senior Vice President; Vice
Senior Vice President                                                  President, 2000 to February 2004

                                 Laudus Trust and Laudus               President

NAME AND POSITION                                                      CONNECTION WITH
WITH ADVISER                     NAME OF COMPANY                       OTHER COMPANY
------------                     ---------------                       -------------
                                 Variable Insurance Trust

      AXA Rosenberg Investment Management LLC (the "Subadviser") was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Subadviser provides investment advisory services to a substantial number of institutional investors and to the Laudus Rosenberg International Discovery Fund.

      Set forth below are the substantial business engagements during at least the past two fiscal years of each director or officer of the Subadviser:

NAME AND POSITION                      NAME OF                        CONNECTION WITH
WITH SUBADVISER                        OTHER COMPANY                  OTHER COMPANY
---------------                        -------------                  -------------
Kenneth Reid                           Barr Rosenberg Research        Director
Global Chief Investment Officer        Center

William Ricks                                        --                                   --
Chief Executive Officer and Chief
Investment Officer

Thomas Mead                            Barr Rosenberg Research        Director; Deputy Director,
Global Research Director of            Center                         1999 to 2002
Research Center

ITEM 27. PRINCIPAL UNDERWRITERS:

(a) ALPS Distributors, Inc. (the "Distributor") is the principal underwriter of the Trust's Institutional Class, Investor Class and Adviser Class shares. The Distributor is also the principal underwriter for the Laudus Variable Insurance Trust.

(b) Information with respect to the Distributor's directors and officers is as follows:


                                          POSITIONS AND OFFICES                    POSITIONS AND OFFICES
       NAME                               WITH UNDERWRITER                         WITH REGISTRANT
       ----                               ----------------                         ---------------

      The principal business address of all directors and officers of the Distributor is 1625 Broadway, Suite 2200, Denver, Colorado, 80202.

(c)   None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:

1.    Laudus Trust
      P. O. Box 8032
      Boston, Massachusetts  02266
      Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
      Rule 31a-2 (a)

2.    Charles Schwab Investment Management, Inc.
      101 Montgomery Street
      San Francisco, CA 94104

3.    AXA Rosenberg Investment Management LLC
      4 Orinda Way, Building E
      Orinda, CA  94563
      Rule 31a-1 (f)
      Rule 31a-2 (e)

4.    ALPS Distributors, Inc.
      1625 Broadway, Suite 2200
      Denver, Colorado, 80202
      Rule 31a-1 (d)
      Rule 31a-2 (c)

ITEM 29. MANAGEMENT SERVICES.

      None.

ITEM 30. UNDERTAKINGS.

      The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                     NOTICE

      A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 55 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California, on the 17th day of March, 2006.


                                                     LAUDUS TRUST


                                                     By:   /s/ EVELYN DILSAVER
                                                           --------------------
                                                           Evelyn Dilsaver
                                                           President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 17th day of March, 2006.



             SIGNATURE                                   TITLE                                DATE
             ---------                                   -----                                ----

/s/ EVELYN DILSAVER                   President and Chief Executive Officer         March 17, 2006
---------------------------           (Principal Executive Officer)
Evelyn Dilsaver


/s/ DANIEL KERN                       Treasurer and Chief Financial                 March 17, 2006
---------------------------           Officer (Principal Financial and
Daniel Kern                           Accounting Officer)

         *                            Trustee                                       March 17, 2006
---------------------------
Mariann Byerwalter

         *                            Trustee                                       March 17, 2006
---------------------------
Nils H. Hakansson

         *                            Trustee                                       March 17, 2006
---------------------------
William A. Hasler


*By:  /s/ TIMOTHY W. LEVIN
      --------------------
      Timothy W. Levin
      Attorney-in-Fact


Date: March 17, 2006


                                      xvi